Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14 – INCOME TAXES

The entities within the Company file separate tax returns in the respective tax jurisdictions in which they operate.

Cayman Islands

The Company is a tax-exempt entity incorporated in Cayman Islands.

Hong Kong

HiTek Hong Kong Limited was incorporated in Hong Kong and does not conduct any substantial operations of its own. No provision for Hong Kong profits tax has been made in the consolidated financial statements as HiTek Hong Kong Limited has no assessable profits for the year ended December 31, 2020 and 2019.

PRC

The Company’s PRC operating subsidiary and VIEs, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises. One of the Company’s subsidiaries located in the Xinjiang Huoerguosi special development zones, Huoerguosi, is currently exempt from corporate income tax in China from January 1, 2017 to December 31, 2021. State Administration of Taxation and Ministry of Finance issued a notice related to the tax relief policy of the small- scale enterprises on January 2019. According to the notice, from January 1, 2019 to December 31, 2021, if a small profit-making enterprise has annual taxable income less than or equal to RMB 1 million, only 25% of its annual taxable income will be subject to income tax at a reduced rate of 20%; for those with annual taxable income more than RMB 1 million but did not exceed RMB 3 million, 50% of their annual taxable income will be subject to income tax at the same reduced rate of 20%. The Company’s annual taxable income for the year ended December 31, 2019 and 2020 makes the Company eligible for the tax relief policy.

The Company’s income (loss) before income taxes includes the following:

	For the years ended December 31
	2020	2019
Non-PRC operations	$(46,483)	$(19,742)
PRC operations	2,004,584	2,377,914
Total income before income taxes	$1,958,101	$2,358,172

Income tax expense was comprised of the followings:

	For the years ended December 31,
	2020	2019
Current tax expense
PRC	$26,946	$32,442
Deferred tax expense
PRC	242,296	306,736
Total income tax expense	$269,242	$339,178

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The cumulative tax effect at the expected rate of 25% of significant items comprising the net deferred tax amount is at December 31, 2020 and 2019 as follows:

	As of December 31,
	2020	2019
Deferred tax assets
Net operating loss	$408	$2,867
Deferred revenue	188,072	190,798
Unbilled cost	165,244	249,741
Software amortization	200,428	99,574
Allowance for doubtful accounts	28,252	30,597
Inventories obsolescence	26,956	4,035
Accrued Bonus	46,792	30,152
Other	20,676	16,352
Total deferred tax assets	676,828	625,676
Deferred tax liabilities
Unbilled revenue	(1,485,397)	(1,144,704)
Deferred government subsidiary income	(45,308)	(42,475)
Unrealized gain on short-term investment	(2,133)	(780)
Other	(1,354)	(1,374)
Total deferred tax liabilities	(1,534,192)	(1,189,333)
Net deferred tax liabilities	$(857,364)	$(563,657)

Following is a reconciliation of income tax expense at the effective rate to income tax at the calculated statutory rates:

	For the years ended December 31,
	2020	2019
PRC statutory tax rate	25.0%	25.0%
Permanent difference
For inventory loss	0.1%	0.7%
For deferred offering costs	(2.5)%	(3.8)%
For others	0.8%	(0.3)%
Tax holiday effect	(9.6)%	(7.2)%
Effective tax rate	13.8%	14.4%

Uncertain Tax Positions

The Company did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2020 and 2019.